        As filed with the Securities and Exchange Commission on or about
                               September 12, 2002

                                                               File No. 33-52231


                       Securities and Exchange Commission
                             Washington, D. C. 20549


                                 Post-Effective

                                 Amendment No. 8

                                       to

                                    Form S-6

                For Registration under the Securities Act of 1933
               of Securities of Unit Investment Trusts Registered
                                 on Form N-8B-2

                         Kemper Defined Funds Series 14

                 Name and executive office address of Depositor:

                            Claymore Securities, Inc.
                              210 North Hale Street
                             Wheaton, Illinois 60187

                 Name and complete address of agent for service:

                             Nicholas Dalmaso, Esq.
                            Claymore Securities, Inc.
                              210 North Hale Street
                             Wheaton, Illinois 60187

( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on September 12, 2002 pursuant to paragraph (b) of Rule 485.

                         KEMPER INSURED CORPORATE TRUST
                  KEMPER DEFINED FUNDS INSURED CORPORATE SERIES
             EVEREN UNIT INVESTMENT TRUSTS INSURED CORPORATE SERIES
             RANSON UNIT INVESTMENT TRUSTS INSURED CORPORATE SERIES
                               PROSPECTUS PART ONE

         Kemper Insured Corporate Trust, Kemper Defined Funds Insured Corporate Series, EVEREN Unit Investment Trusts Insured Corporate Series and Ranson Unit Investment Trusts Insured Corporate Series (the "TRUSTS") were formed for the purpose of providing a high level of current income through investment in a fixed portfolio consisting primarily of corporate debt obligations issued after July 18, 1994 by utility companies. Certain Trusts also contain zero coupon U.S. Treasury obligations.

         Insurance guaranteeing the scheduled payment of principal and interest on all of the Bonds (other than any U.S. Treasury obligations) in the portfolio listed in Part Two has been obtained directly by the issuer of such Bonds or by the Sponsor of the Trusts from MBIA Insurance Corporation. See "Insurance on the Portfolios" and "Portfolio" appearing in Part Two for each Trust. This insurance is effective so long as the Bonds are outstanding. As a result of such insurance, the Bonds so insured in each Trust and the Units of each Trust received on the original date of deposit a rating of "Aaa" by Moody's Investors Service, Inc. ("MOODY'S"). All the Bonds in each Trust have received a rating of "AAA" by Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("STANDARD & POOR'S") as of the original date of deposit. The insurance does not relate to the Units of the respective Trusts offered hereby or to their market value. See "Insurance on the Portfolios." No representation is made as to any insurer's ability to meet its commitments.

         UNITS OF THE TRUSTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, AND UNITS ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION AND INVOLVE INVESTMENT RISK INCLUDING LOSS OF PRINCIPAL. THE USE OF THE TERM "INSURED" IN THE NAME OF THE TRUST FUNDS DOES NOT MEAN THAT THE UNITS OF THE TRUSTS ARE INSURED BY ANY GOVERNMENTAL OR PRIVATE ORGANIZATION. THE UNITS ARE NOT INSURED.

         For foreign investors who are not United States citizens or residents, interest income from each Trust may not be subject to federal withholding taxes if certain conditions are met. See "Federal Tax Status."

         This Prospectus is in two parts. Read and retain both parts for future reference.
       The date of this Part One is that date which is set forth in Part Two of the Prospectus.

                       SPONSOR: CLAYMORE SECURITIES, INC.

AS WITH ANY INVESTMENT, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY CONTRARY REPRESENTATION IS A CRIMINAL OFFENSE.

CONTENTS                                                                  PAGE

SUMMARY                                                                      1
THE TRUST                                                                    2
TRUST PORTFOLIOS                                                             2
     Portfolio Selection                                                     2
     Risk Factors                                                            3
     General Trust Information                                               6
INSURANCE ON THE PORTFOLIOS                                                  6
RETIREMENT PLANS                                                             9
INTEREST, ESTIMATED LONG-TERM RETURN AND ESTIMATED CURRENT RETURN            9
FEDERAL TAX STATUS                                                          10
TAX REPORTING AND REALLOCATION                                              12
PUBLIC OFFERING OF UNITS                                                    13
     Public Offering Price                                                  13
     Accrued Interest                                                       15
     Purchased and Daily Accrued Interest                                   16
     Public Distribution of Units                                           17
     Profits of Sponsor                                                     17
MARKET FOR UNITS                                                            17
REDEMPTION                                                                  18
     Computation of Redemption Price                                        19
UNITHOLDERS                                                                 20
     Ownership of Units                                                     20
     Distributions to Unitholders                                           20
     Statement to Unitholders                                               21
     Rights of Unitholders                                                  23
INVESTMENT SUPERVISION                                                      23
SPONSOR                                                                     24
     The Sponsor                                                            24
     Limitations on Liability                                               24
     Responsibility                                                         25
     Resignation                                                            25
TRUSTEE                                                                     25
     The Trustee                                                            25
     Limitations on Liability                                               26
     Responsibility                                                         26
     Resignation                                                            26
EVALUATOR                                                                   27
     The Evaluator                                                          27
     Limitations on Liability                                               27
     Responsibility                                                         27
     Resignation                                                            27
AMENDMENT AND TERMINATION                                                   27
EXPENSES OF THE TRUST                                                       28
LEGAL OPINIONS                                                              29
INDEPENDENT AUDITORS                                                        30

This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is made.

                               ------------------

No person is authorized to give any information or to make any representations not contained in this Prospectus and any information or representation not contained herein must not be relied upon as having been authorized by the Trusts, the Trustee, or the Sponsor. The Trusts are registered as unit investment trusts under the Investment Company Act of 1940. Such registration does not imply that the Trusts or the Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

                               ------------------

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.


Essential Information*
Report of Independent Auditors*
Statement of Assets and Liabilities*
Statement of Operations*
Statement of Changes in Net Assets*
Schedule of Investments*
Notes to Schedules of Investments*
Notes to Financial Statements*


*INFORMATION ON THESE ITEMS APPEARS IN PART TWO

SUMMARY

         PUBLIC OFFERING PRICE. The Public Offering Price per Unit of a Series of the Trust is equal to a pro rata share of the aggregate bid prices of the Bonds in such Series plus or minus a pro rata share of cash, if any, in the Principal Account, held or owned by the Series plus accrued interest or Purchased Interest and Daily Accrued Interest, as applicable, plus a sales charge shown under "Public Offering of Units." The sales charge is reduced on a graduated scale as indicated under "Public Offering of Units - Public Offering Price."

         INTEREST AND PRINCIPAL DISTRIBUTIONS. Distributions of the estimated annual interest income to be received by a Series of the Trust, after deduction of estimated expenses, will be made monthly unless the Unitholder elects to receive such distributions semi-annually (if available). Distributions will be paid on the Distribution Dates to Unitholders of record of such Series on the Record Dates set forth for the applicable option. See "Essential Information" in Part Two. Unitholders of Kemper Defined Funds Insured Corporate Series, EVEREN Unit Investment Trusts Insured Corporate Series or Ranson Unit Investment Trusts Insured Corporate Series will receive distributions monthly.

         The distribution of funds, if any, in the Principal Account of each Series, will be made as provided in "Unitholders--Distributions to Unitholders."

         ESTIMATED CURRENT RETURN AND ESTIMATED LONG-TERM RETURN. The Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price of such Trust. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, Sponsor and Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the bid price of the underlying Bonds and with changes in accrued interest or Purchased Interest and Daily Accrued Interest, as applicable; therefore, there is no assurance that the present Estimated Current Returns will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirement dates of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only net annual interest income and Public Offering Price.

         MARKET FOR UNITS. While under no obligation to do so, the Sponsor intends, subject to change at any time, to maintain a market for the Units of each Series of the Trust and to continuously offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Bonds in such Series of the Trust plus accrued interest or Purchased Interest and Daily Accrued Interest, as applicable.

         RISK FACTORS. An investment in the Trusts should be made with an understanding of the risks associated therewith, including, among other factors, the inability of the issuer or an insurer to pay the principal of or interest on a bond when due, volatile interest rates, early call provisions and general economic conditions. See "Trust Portfolio--Risk Factors."

THE TRUST

         Each Series of the Trust is one of a series of unit investment trusts created by the Sponsor under the name Kemper Insured Corporate Trust, Kemper Defined Funds Insured Corporate Series, EVEREN Unit Investment Trusts Insured Corporate Series or Ranson Unit Investment Trusts Insured Corporate Series, all of which are similar, and each of which was created under the laws of the State of Missouri or New York pursuant to a Trust Agreement* (the "TRUST AGREEMENT"). Claymore Securities, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by Ranson & Associates, Inc. and by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

         The objective of each Trust is to provide a high level of current income through investment in the Bonds. There is, of course, no guarantee that a Trust's objectives will be achieved.

         The Trusts may be appropriate investment vehicles for investors who desire to participate in a portfolio of taxable fixed income securities issued primarily by public utilities with greater diversification than investors might be able to acquire individually. Diversification of a Trust's assets will not eliminate the risk of loss always inherent in the ownership of securities. In addition, Bonds of the type deposited in the Trusts often are not available in small amounts.

         An investment in Units should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the portfolio and hence of the Units will decline with increases in interest rates. The value of the underlying Bonds will fluctuate inversely with changes in interest rates. The uncertain economic conditions of recent years, together with the fiscal measures adopted to attempt to deal with them, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate debt obligations generally and intermediate and long-term obligations in particular. The Sponsor cannot predict the degree to which such fluctuations will continue in the future.

TRUST PORTFOLIOS

         PORTFOLIO SELECTION. The Bonds for each Trust was based largely upon the experience and judgment of the Sponsor. In making such selections the Sponsor considered the following factors: (a) the price of the Bonds relative to other issues of similar quality and maturity;

-------------------
* Reference is made to the Trust Agreement, and any statements contained herein are qualified in their entirety by the provisions of the Trust Agreement.

(b) whether the Bonds were issued by a utility company; (c) the diversification of the bonds as to location of issuer; (d) the income to the Unitholders of the Trusts; (e) whether the Bonds were insured or the availability and cost of insurance for the scheduled payment of principal and interest on the Bonds; (f) in certain Series whether the Bonds were issued after July 18, 1984 (g) the stated maturity of the bonds.

         The Sponsor may not alter the portfolio of a Series of the Trust, except upon the happening of certain extraordinary circumstances. See "Investment Supervision." Certain Series of the Trust contain Bonds which may be subject to optional call or mandatory redemption pursuant to sinking fund provisions, in each case prior to their stated maturity. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer, often at a premium over par. A refunding is a method by which a bond issue is redeemed, at or before maturity, by the proceeds of a new bond issue. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par of all or a portion of an issue upon the occurrence of certain circumstances, which may be prior to the optional call dates shown in the "Schedules of Investments of the Trust" in Part Two. Redemption pursuant to optional call provisions is more likely to occur, and redemption pursuant to special or extraordinary redemption provisions may occur, when the Bonds have an offering side evaluation which represents a premium over par, that is, when they are able to be refinanced at a lower cost. The proceeds from any such call or redemption pursuant to sinking fund provisions as well as proceeds from the sale of Bonds and from Bonds which mature in accordance with their terms, unless utilized to pay for Units tendered for redemption, will be distributed to Unitholders and will not be used to purchase additional Bonds for the Trust. Accordingly, any such call, redemption, sale or maturity will reduce the size and diversity of the Trust and the net annual interest income and may reduce the Estimated Current Return and the Estimated Long-Term Return. See "Interest, Estimated Long-Term Return and Estimated Current Return." The call, redemption, sale or maturity of Bonds also may have tax consequences to a Unitholder. See "Federal Tax Status." Information with respect to the call provisions and maturity dates of the Bonds is contained in "Schedules of Investments."

         RISK FACTORS. PUBLIC UTILITY ISSUES. Certain of the Bonds in each Trust are obligations of public utility issuers. In general, public utilities are regulated monopolies engaged in the business of supplying light, water, power, heat, transportation or means of communication. Historically, the utilities industry has provided investors in securities issued by companies in this industry with high levels of reliability, stability and relative total return on their investments. However, an investment in the Trusts should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. General problems of such issuers would include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Bonds in the portfolio to make payments of principal and/or interest on such Bonds.

         Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. Also, changes in certain accounting standards currently under consideration by the Financial Accounting Standards Board could cause significant write-downs of assets and reductions in earnings for many investor-owned utilities. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

         Certain of the issuers of the Bonds in a Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remains present through completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, U.S.S.R., could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

         In view of the uncertainties discussed above, there can be no assurance that any bond issuer's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a bond issuer could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on the financial condition or the results of operations or on a bond issuer's ability to make interest and principal payments on its outstanding debt.

         Other general problems of the gas, water, telephone and electric utility industry (including state and local joint action power agencies) include difficulty in obtaining timely and adequate rate increases, difficulty in financing large construction programs to provide new or replacement facilities during an inflationary period, rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy conservation. Each of the problems referred to could adversely affect the ability of the issuers of any utility Bonds in a Trust to make payments due on these Bonds.

         In addition, the ability of state and local joint action power agencies to make payments on bonds they have issued is dependent in large part on payments made to them pursuant to power supply or similar agreements. Courts in Washington and Idaho have held that certain agreements between Washington Public Power Supply System ("WPPSS") and the WPPSS participants are unenforceable because the participants did not have the authority to enter into the agreements. While these decisions are not specifically applicable to agreements entered into by public entities in other states, they may cause a reexamination of the legal structure and economic viability of certain projects financed by joint action power agencies, which might exacerbate some of the problems referred to above and possibly lead to legal proceedings questioning the enforceability of agreements upon which payment of these bonds may depend.

         In addition, business conditions of the telephone industry in general may affect the performance of the Trust Fund. General problems of telephone companies include regulation of rates for service by the FCC and various state or other regulatory agencies. However, over the last several years regulation has been changing, resulting in increased competition. The new approach is more market oriented, more flexible and more complicated. For example, Federal and certain state regulators have instituted "price cap" regulation which couples protection of rate payers for basic services with flexible pricing for ancillary services. These new approaches to regulation could lead to greater risks as well as greater rewards for operating telephone companies such as those in the Trust Funds. Inflation has substantially increased the operating expenses and costs of plants required for growth, service, improvement and replacement of existing plants. Continuing cost increases, to the extent not offset by improved productivity and revenues from increased business, would result in a decreasing rate of return and a continuing need for rate increases. Although allowances are generally made in rate-making proceedings for cost increases, delays may be experienced in obtaining the necessary rate increases and there can be no assurance that the regulatory agencies will grant rate increases adequate to cover operating and other expenses and debt service requirements. To meet increasing competition, telephone companies will have to commit substantial capital, technological and marketing resources. Telephone usage, and therefore revenues, could also be adversely affected by any sustained economic recession. New technology such as cellular service and fiber optics, will require additional capital outlays. The uncertain outcomes of future labor agreements may also have a negative impact on the telephone companies. Each of these problems could adversely affect the ability of the telephone company issuers of any Bonds in a portfolio to make payments of principal and interest on their Bonds.

         ZERO COUPON U.S. TREASURY OBLIGATIONS. Certain of the Bonds in certain of the Trusts are "zero coupon" U.S. Treasury bonds. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

         GENERAL TRUST INFORMATION. Because certain of the Bonds in each Trust may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. The Trustee will have no power to vary the investment of a Trust; I.E., the Trustee will have no managerial power to take advantage of market variations to improve a Unitholder's investment.

         To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part One Prospectus in respect of any Bond which might reasonably be expected to have a material adverse effect on the Trust Funds. At any time after the date of this Part One Prospectus, litigation may be instituted on a variety of grounds with respect to the Bonds. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust Funds. The Sponsor and the Trustee shall not be liable in any way for any default, failure or defect in any Bond.

INSURANCE ON THE PORTFOLIOS

         All Bonds in each Series of the Trust, except for the U.S. Treasury obligations, are insured as to the scheduled payment of interest and principal, either by the Sponsor or by the Bond issuer under a financial guaranty insurance policy obtained from MBIA Insurance Corporation ("MBIA CORPORATION"). See "Schedules of Investments" in Part Two. The premium for each such insurance policy has been paid in advance by such issuer or the Sponsor and each such policy is non-cancelable and will remain in force so long as the Bonds are outstanding and MBIA Corporation remains in business. No premiums for such insurance are paid by the Trusts. If MBIA Corporation is unable to meet its obligations under its policy or if the rating assigned to the claims-paying ability of MBIA Corporation deteriorates, no other insurer has any obligation to insure any issue adversely affected by either of these events.

         The aforementioned insurance guarantees the scheduled payment of principal and interest on all of the Bonds in each Trust, except for the U.S. Treasury obligations. It does not guarantee the market value of the Bonds or the value of the Units of a Series of the Trust. This insurance is effective so long as the Bond is outstanding, whether or not held by a Trust. Therefore, any such insurance may be considered to represent an element of market value in regard to the Bonds, but the exact effect, if any, of this insurance on such market value cannot be predicted.

         MBIA INSURANCE CORPORATION. MBIA Insurance Corporation ("MBIA") is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company (the "Company"). The Company is not obligated to pay the debts of or claims against MBIA. MBIA is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA has three branches, one in the Republic of France, one in the Republic of Singapore and one in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by MBIA, changes in control and transactions among affiliates. Additionally, MBIA is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

         MBIA does not accept any responsibility for the accuracy or completeness of this Prospectus or any information or disclosure contained herein, or omitted herefrom, other than with respect to the accuracy of the information regarding the policy and MBIA set forth herein. Additionally, MBIA makes no representation regarding the Units or the advisability of investing in the Trusts

         The Financial Guarantee Insurance Policies are not covered by the Property/Casualty Insurance Security Fund specified in Article 76 of the New York Insurance Law.

         The following documents filed by the Company with the Securities and Exchange Commission (the "SEC") are incorporated herein by reference:

         (1) The Company's Annual Report on Form 10-K for the year ended December 31, 2001; and

         (2) The Company's Quarterly Report on Form 10-Q for the quarter ended March 31, 2002.

         The Company files annual, quarterly and special reports, information statements and other information with the SEC under File No. 1-9583. Copies of the SEC filings (including (1) the Company's Annual Report on Form 10-K for the year ended December 31, 2001, and (2) the Company's Quarterly Report on Form 10-Q for the quarter ended March 31, 2002), are available (i) over the Internet at the SEC's web site at http://www.sec.gov; (ii) at the SEC's public reference room in Washington D.C.; (iii) over the Internet at the Company's web site at http://www.mbia.com; and (iv) at no cost, upon request to MBIA Insurance Corporation, 113 King Street, Armonk, New York 10504. The telephone number of MBIA is (914) 273-4545.

         As of December 31, 2001, MBIA had admitted assets of $8.5 billion (audited), total liabilities of $5.6 billion (audited), and total capital and surplus of $2.9 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 2002, MBIA had admitted assets of $8.6 billion (unaudited), total liabilities of $5.7 billion (unaudited), and total capital and surplus of $2.9 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.

         Moody's Investors Service, Inc. rates the financial strength of MBIA "Aaa."

         Standard & Poor's, a division of The McGraw-Hill Companies, Inc. rates the financial strength of MBIA "AAA."

         Fitch, Inc. rates the financial strength of MBIA "AAA."

         Each rating of MBIA should be evaluated independently. The ratings reflect the respective rating agency's current assessment of the creditworthiness of MBIA and its ability to pay claims on its policies of insurance. Any further explanation as to the significance of the above ratings may be obtained only from the applicable rating agency.

         Effective February 17, 1998 MBIA acquired all of the outstanding stock of Capital Markets Assurance Corporation ("CMAC"), a New York domiciled financial guarantee insurance company, through a merger with its parent, CapMAC Holdings, Inc. Pursuant to a reinsurance agreement, CMAC has ceded all of its net insured risks (including any amounts due but unpaid from third party reinsurers), as well as its unearned premiums and contingency reserves, to MBIA. MBIA is not obligated to pay the debts of or claims against CMAC.

         Effective December 31, 1989, MBIA Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company
(BIG), now known as MBIA Insurance Corp. of Illinois. Through a resinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIA and MBIA has reinsured BIG's net outstanding exposure.

         Moody's Investors Service rates all bond issues insured by MBIA "Aaa." Standard & Poor's rates all new issues insured by MBIA "AAA." Fitch IBCA, Inc. rates the financial strength of MBIA "AAA."

         In the event MBIA were to become insolvent, any claims arising under a policy of financial guaranty insurance are excluded from coverage by the California Guaranty Association, established pursuant to Article 14.4 (commencing with Section 1063) of Chapter 1 of Part 2 of Division 1 of the California Insurance Code.

         Because the Bonds in each Series of the Trust (other than the U.S. Treasury obligations) are insured as to the scheduled payment of principal and interest and on the basis of the financial condition and the method of operation of MBIA Corporation, Moody's Investors Service, Inc., on the original Date of Deposit of each Series, assigned to each Trust's Units its "AAA" investment rating. This is the highest rating assigned to securities by such rating agency. These ratings should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of a Trust or the Units thereof.

         Bonds in a Trust for which insurance has been obtained by the issuer thereof or by the Sponsor from MBIA Corporation (all of which were rated "AAA") may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's. In selecting Bonds for the portfolio of the Trusts, the Sponsor has applied the criteria herein before described.

RETIREMENT PLANS

         Units of the Trust Funds may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Generally, capital gains and income received under each of the foregoing plans are deferred from federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The Trust Funds will waive the $1,000 minimum investment requirement for IRA accounts. The minimum investment is $250 for tax-deferred plans such as IRA accounts. Fees and charges with respect to such plans may vary.

INTEREST, ESTIMATED LONG-TERM RETURN AND ESTIMATED CURRENT RETURN

         As of the opening of business on the date indicated therein, the Estimated Long-Term Returns and the Estimated Current Returns for each Series of the Trust were as set forth under "Essential Information" for the applicable Trust in Part Two of this Prospectus. Estimated Current Returns are calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, the Sponsor and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the offering price of the underlying Bonds and with changes in accrued interest or Purchased Interest and Daily Accrued Interest, as applicable; therefore, there is no assurance that the present Estimated Current Returns will be realized in the future. Estimated Long-Term Returns are calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in a Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Returns will be realized in the future. Estimated Current Returns and Estimated Long-

Term Returns are expected to differ because the calculation of Estimated Long-Term Returns reflects the estimated date and amount of principal returned while Estimated Current Returns calculations include only net annual interest income and Public Offering Price.

FEDERAL TAX STATUS

         This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

         ASSETS OF THE TRUSTS. Each Trust will hold various debt obligations (the "Debt Obligations"). All of the assets held by a Trust constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Debt Obligations constitute debt the interest on which is includible in gross income for federal income tax purposes.

         TRUST STATUS. The Trusts will not be taxed as corporations for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the assets of your trust, and as such you will be considered to have received a pro rata share of income (E.G., interest, accruals of original issue discount, and capital gains, if any) from the Trust Assets when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from the Trust Assets which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge, if any).

         YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of accruals of original issue discount, market discount, premium and accrued interest, as discussed below).

         If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

         Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

         DISCOUNT, ACCRUED INTEREST AND PREMIUM ON DEBT OBLIGATIONS. Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

         Some Debt Obligations may have been purchased by you or the Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price a Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions. "Stripped" U.S. Treasury obligations are subject to the original issue discount rules, rather than being treated as having market discount.

         Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

         If the price of your Units includes accrued interest on a Debt Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

         This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

         EXCHANGES. If you elect to reinvest amounts received from your Trust into a future trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the Trust for units of a future trust will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical assets under the wash sale provisions of the Internal Revenue Code.

         LIMITATIONS ON THE DEDUCTIBILITY OF TRUST EXPENSES. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by the Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

         FOREIGN, STATE AND LOCAL TAXES. Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by your Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

         If you are a foreign investor (I.E., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

TAX REPORTING AND REALLOCATION

         Because the Trusts receive interest and makes monthly distributions based upon a Trust's expected total collections of interest and any anticipated expenses, certain tax reporting consequences may arise. A Trust is required to report Unitholder information to the Internal Revenue Service ("IRS"), based upon the actual collection of interest by such Trust on the securities in such Trust, without regard to such Trust's expenses or to such Trust's payments to Unitholders during the year. If distributions to Unitholders exceed interest collected, the difference will be reported as a return of principal which will reduce a Unitholder's cost basis in its Units (and its pro rata interest in the securities in a Trust). A Unitholder must include in taxable income the amount of income reported by a Trust to the IRS regardless of the amount distributed to such Unitholder. If a Unitholder's share of taxable income exceeds income distributions made by a trust to such Unitholder, such excess is in all likelihood attributable to the payment of miscellaneous expenses of such Trust which will not be deductible by an individual Unitholder as an itemized deduction except to the extent that the total amount of certain itemized deductions, such as investments expenses
(which would include the Unitholder's share of Trust expenses), tax return preparation fees and employee business expenses, exceeds 2% of such Unitholders's adjusted gross income. Alternatively, in certain cases, such excess may represent an increase in the Unitholder's tax basis in the Units owned. Investors with questions regarding these issues should consult with their tax advisers.

PUBLIC OFFERING OF UNITS

         PUBLIC OFFERING PRICE. Units of each Series of the Trust are offered at the Public Offering Price. The Public Offering Price per Unit of a Series is equal to the aggregate bid side evaluation of the Bonds in the Series' portfolio, plus or minus (a) cash, if any, in the Principal Account, held or owed by the Series, (b) Purchased Interest (if any) and (c) Daily Accrued Interest, divided by the number of outstanding Units of that Series of the Trust, plus the sales charge applicable. The sales charge is based upon the dollar weighted average maturity of a Trust and is determined in accordance with the table set forth below. For purposes of this computation, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature. The effect of this method of sales charge computation will be that different sales charge rates will be applied to a Trust based upon the dollar weighted average maturity of such Trust's portfolio, in accordance with the following schedule:

DOLLAR WEIGHTED AVERAGE                                             PERCENT OF PUBLIC            NET AMOUNT
YEARS TO MATURITY                                                     OFFERING PRICE               INVESTED
0 to .99 years                                                           0.00%                      0.000%
1 to 3.99 years                                                          2.00                       2.041
4 to 7.99 years                                                           3.50                      3.627
8 to 14.99 years                                                         4.50                       4.712
15 or more years                                                         5.50                       5.820

        The sales charge will be reduced as set forth in the table below.

                                                          DOLLAR WEIGHTED AVERAGE YEARS TO MATURITY*
                                                    4 TO 7.99              8 TO 14.99             15 OR MORE
                                                    ---------              ----------             ----------
                                                           SALES CHARGE (% OF PUBLIC OFFERING PRICE)
AMOUNT OF INVESTMENT                                       -----------------------------------------
$1 to $99,999                                       3.50%                       4.50%                 5.50%
$100,000 to $499,999                                3.25                        4.25                  5.00
$500,000 to $999,999                                3.00                        4.00                  4.50
$1,000,000 or more                                  2.75                        3.75                  4.00

--------------------------

         *If the dollar weighted average maturity of a Trust is from 1 to 3.99 years, the sales charge is 2% and 1.5% of the Public Offering Price for purchases of $1 to $249,999 and $250,000 or more, respectively.

         The reduced sales charge as shown on the preceding charts will apply to all purchases of Units on any one day by the same purchaser from the same firm in the amounts stated herein, and for this purpose, purchases of Units of a Series of the Trust will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor. Additionally, Units purchased in the name of a spouse or child (under 21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charge will also be applicable to a trust or other fiduciary purchasing for a single trust estate or single fiduciary account.

         Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "PUBLIC DISTRIBUTION OF UNITS") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

         Employees (and their immediate families) of the Sponsor may, pursuant to employee benefit arrangements, purchase Units of the Trust at a price equal to the bid side evaluation of the underlying Securities in the Trust, divided by the number of Units outstanding. Such purchases are not subject to a sales charge nor do they pay a dealer concession. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

         The Public Offering Price on the date shown on the cover page of Part Two of the Prospectus or on any subsequent date will vary from the amounts stated under "Essential Information" in Part Two due to fluctuations in the prices of the underlying Bonds. The aggregate bid side evaluation of the Bonds shall be determined (a) on the basis of current bid prices of the Bonds, (b) if bid prices are not available for any particular Bond, on the basis of current bid prices for comparable bonds, (c) by determining the value of the Bonds on the bid side of the market by appraisal, or (d) by any combination of the above. The value of insurance obtained by an issuer of Bonds or by the Sponsor is reflected and included in the market value of such Bonds.

         The foregoing evaluations and computations shall be made as of the Evaluation Time stated under "Essential Information" in Part Two, on each business day effective for all sales made during the preceding 24-hour period, and for purposes of resales and repurchases of Units.

         The interest on the Bonds in each Series of the Trust, less the related estimated fees and expenses, is estimated to accrue in the annual amounts per Unit set forth under "Essential Information" in Part Two. The amount of net interest income which accrues per Unit may change as Bonds mature or are redeemed, exchanged or sold, or as the expenses of a Series of the Trust change or as the number of outstanding Units of such Series changes.

         Payment for Units must be made on or before the third business day following purchase. If a Unitholder desires to have certificates representing Units purchased, such certificates will be delivered as soon as possible following a written request therefor. For information with respect to redemption of Units purchased, but as to which certificates requested have not been received, see "Redemption" below.

         ACCRUED INTEREST. Included in the Public Offering Price of Units for certain series of Kemper Defined Funds Insured Corporate Series, all EVEREN Unit Investment Trusts Insured Corporate Series and all Ranson Unit Investment Trusts Insured Corporate Series is accrued interest as described herein. Accrued interest consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on the Bonds is actually paid either monthly or semi-annually to a Trust. However, interest on the Bonds is accounted for daily on an accrual basis. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee because of coupons that are not yet due. For this reason, the Public Offering Price of Units of certain Trusts will have added to it the proportionate share of accrued and undistributed interest to the date of settlement.

         The Trustee advanced the amount of accrued interest on the First Settlement Date and the same was distributed to the Sponsor. Such advance was repaid to the Trustee through the first receipts of interest received on the Bonds. Consequently, the amount of accrued interest added to the Public Offering Price of Units of certain Trusts included only accrued interest arising after the First Settlement Date of a Trust, less any distributions from the Interest Account subsequent to this First Settlement Date. Since the First Settlement Date was the date of settlement for anyone who ordered Units on the Date of Deposit, no accrued interest was added to the Public Offering Price of Units ordered on the Date of Deposit.

         The second element of accrued interest arises because of the structure of the Interest Account. The Trustee has no cash for distribution to Unitholders until it receives interest payments on the Bonds in a Trust. The Trustee is obligated to provide its own funds, at times, in order to advance interest distributions. The Trustee will recover these advancements when such interest is received. Interest Account balances are established so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with such interest distributions. The Interest Account balances are also structured so that there will generally be positive cash balances and since the funds held by the Trustee will be used by it to earn interest thereon, it benefits thereby (see "EXPENSES OF THE TRUST").

         Accrued interest is computed as of the initial record date of the Trusts. On the date of the first distribution of interest to Unitholders after the First Settlement Date, the interest collected by the Trustee will be sufficient to repay its advances, to allow for accrued interest under the monthly, quarterly and semi-annual plans of distribution and to generate enough cash to commence distributions to Unitholders. If a Unitholder sells or redeems all or a portion of his Units or if the Bonds in a Trust are sold or otherwise removed or if a Trust is liquidated, he will receive at that time his proportionate share of the accrued interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption of such Trust.

         PURCHASED AND DAILY ACCRUED INTEREST. Included in the Public Offering Price of Units for certain series of Kemper Defined Funds Insured Corporate Series is accrued interest as described herein. Accrued interest consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the later of the last day on which interest thereon was paid or the date of original issuance of the bond. Interest on the coupon Bonds in a Trust Fund is paid semi-annually to the Trust. A portion of the aggregate amount of such accrued interest on the Bonds in a Trust to the First Settlement Date of the Trust is referred to herein as "Purchased Interest." Included in the Public Offering Price of the Trust Units is the Purchased Interest. In an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unitholders, the Trustee may advance a portion of the accrued interest to the Sponsor as the unitholder of record as of the First Settlement Date. The second element of accrued interest arises because the estimated net interest on the Units in the Trust Fund is accounted for daily on an accrual basis (herein referred to as "DAILY ACCRUED INTEREST"). Because of this, the Units always have an amount of interest earned but not yet paid or reserved for payment. For this reason, the Public Offering Price of Units will include the proportionate share of Daily Accrued Interest to the date of settlement.

         If a unitholder sells or redeems all or a portion of his Units or if the Bonds are sold or otherwise removed or if a Trust Fund is liquidated, he will receive at that time his proportionate share of the Purchased Interest (if any) and Daily Accrued Interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption in a Trust Fund.

         ACCRUED INTEREST. Included in the Public Offering Price of Units for Kemper Insured Corporate Trust series is accrued interest as described herein. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities generally is paid semi-annually although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units.

         In an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date.

         Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trusts and distributed to Unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the Units. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his

Units. Since the Trustee has the use of the funds held in the Interest Account for distributions to Unitholders and since such Account is non-interest-bearing to Unitholders, the Trustee benefits thereby.

         PUBLIC DISTRIBUTION OF UNITS. The Sponsor has qualified Units for sale in a number of states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth in the table below. Certain commercial banks are making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in the amounts shown in the table below.

                                                        DOLLAR WEIGHTED AVERAGE YEARS TO MATURITY*
                                             4 TO 7.99              8 TO 14.99                 15 OR MORE
                                             ---------              ----------                 ----------
                                                       DISCOUNT PER UNIT (% OF PUBLIC OFFERING PRICE)
AMOUNT OF INVESTMENT                                   ----------------------------------------------
$1,000 to $99,999                               2.00%                 3.00%                      4.00%
$100,000 to $499,999                            1.75                  2.75                       3.50
$500,000 to $999,999                            1.50                  2.50                       3.00
$1,000,000 or more                              1.25                  2.25                       2.50

-----------------------

         *If the dollar weighted average maturity of a Trust is from 1 to 3.99 years, the concession or agency commission is 1.00% of the Public Offering Price.

         In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of the Trust and other unit investment trusts underwritten by the Sponsor.

         The Sponsor reserves the right to change the levels of discounts at any time. The difference between the discount and the sales charge will be retained by the Sponsor.

         The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

         PROFITS OF SPONSOR. The Sponsor will retain a portion of the sales charge on each Unit sold, representing the difference between the Public Offering Price of the Units and the discounts allowed to firms selling such Units. The Sponsor may realize additional profit or loss as a result of the possible change in the daily evaluation of the Bonds in a Trust, since the value of its inventory of Units may increase or decrease.

MARKET FOR UNITS

         While not obligated to do so, the Sponsor intends to, subject to change at any time, maintain a market for Units of each Series of the Trust offered hereby and to continuously offer to purchase said Units at prices, as determined by the Evaluator, based on the aggregate bid prices of the underlying Bonds of such Series, together with Purchased Interest (if any) and Daily

Accrued Interest to the expected date of settlement. Accordingly, Unitholders who wish to dispose of their Units should inquire of their broker or bank as to the current market price of the Units prior to making a tender for redemption to the Trustee.

REDEMPTION

         If more favorable terms do not exist in the over-the-counter market described above, Unitholders of a Series of the Trust may cause their Units to be redeemed by the Trustee by making a written request to the Trustee, The Bank of New York, 101 Barclay Street, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $500 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchaser.

         Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received, (the "REDEMPTION DATE"), by payment of cash equivalent to the Redemption Price for that Series of the Trust, determined as set forth below under "Computation of Redemption Price," as of the Evaluation Time stated under "Essential Information" in Part Two, next following such tender, multiplied by the number of Units being redeemed. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Bonds in the portfolio at the time of redemption.

         Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a certain percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

         Any amounts paid on redemption representing interest shall be withdrawn from the Interest Account of such Series to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Principal Account of such Series. The Trustee is empowered to sell Bonds from the portfolio of a Series in order to make funds available for the redemption of Units of such Series. Such sale may be required when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized. To the extent Bonds are sold, the size and diversity of that Series of the Trust will be reduced.

         The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase any Units tendered for redemption, in lieu of redeeming such Units, to sell such Units in the over-the-counter market for the account of tendering Unitholders at prices which will return to such Unitholders amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Units. In the event of any such sale, the Trustee shall pay the net proceeds thereof to the Unitholders on the day they would otherwise be entitled to receive payment of the Redemption Price.

         The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Trustee of Bonds is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the underlying Bonds in accordance with the Trust Agreement; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

         COMPUTATION OF REDEMPTION PRICE. The Redemption Price for Units of each Series of the Trust is computed by the Evaluator as of the Evaluation Time stated under "Essential Information" in Part Two next occurring after the tendering of a Unit for redemption and on any other business day desired by it, by

                  A. adding (1) the cash on hand in such Series of the Trust;
         (2) the aggregate value of the Bonds held in such Series of the Trust, as determined by the Evaluator on the basis of bid prices therefor; and
         (3) accrued interest or Purchased Interest and Daily Accrued Interest (as applicable) on the Bonds in that Series of the Trust as of the date of computation;

                  B. deducting therefrom (1) amounts representing any applicable taxes or governmental charges payable out of that Series of the Trust and for which no deductions have been previously made for the purpose of additions to the Reserve Account described under "Expenses of the Trust"; (2) amounts representing estimated accrued expenses of that Series of the Trust including, but not limited to, fees and expenses of the Trustee (including legal and auditing fees), the Evaluator, the Sponsor and bond counsel, if any; (3) cash held for distribution to Unitholders of record as of the business day prior to the evaluation being made; and (4) other liabilities incurred by such Series of the Trust; and

                  C. finally, dividing the results of such computation by the number of Units of such Series of the Trust outstanding as of the date thereof.

UNITHOLDERS

         OWNERSHIP OF UNITS. Ownership of Units of the Trust will not be evidenced by a certificate unless a Unitholder or the Unitholder's registered broker/dealer makes a written request to the Trustee.

         Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument (if applicable), exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee.

         Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any whole unit multiple thereof subject to any minimum investment requirement established by the Sponsor from time to time. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred, and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to not more than 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

         DISTRIBUTIONS TO UNITHOLDERS. Interest Distributions. Interest received by a Series of the Trust, including any portion of the proceeds from a disposition of Bonds which represents accrued interest, is credited by the Trustee to the Interest Account for such Series. All other receipts are credited by the Trustee to a separate Principal Account for such Series. During each year the distributions to the Unitholders of each Series of the Trust as of each Record Date (see "Essential Information" in Part Two) will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to one-twelfth or one-half (depending on the distribution option selected) of such holders' pro rata share of the net estimated net annual interest income to the Interest Account for such Series of the Trust, after deducting estimated expenses.

         Persons who purchase Units of the Trust between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. All distributions of principal and interest will be paid in cash unless a Unitholder has elected to reinvest principal and/or interest payments in shares of one of the reinvestment funds. See "Distribution Reinvestment." Interest distributions per Unit for each Series will be in the amounts shown under "Essential Information" in the applicable Part Two and may change as underlying Bonds are redeemed, paid or sold, or as expenses of such Series of the Trust change or the number of outstanding Units of such Series of the Trust changes.

         Since interest on Bonds in each Series of the Trust is payable at varying intervals, usually in semiannual installments, and distributions of income are made to Unitholders of a Series of the Trust at what may be different intervals from receipt of interest, the interest accruing to such Series of the Trust may not be equal to the amount of money received and available for distribution from the Interest Account of such Series. Therefore, on each Distribution Date the amount of interest actually on deposit in the Interest Account and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Trust Agreement to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account of such Series.

         Because the interest to which Unitholders of a Series of the Trust are entitled will at most times exceed the amount available for distribution, there will almost always remain an item of accrued interest that is added to the daily value of the Units of such Series. If Unitholders of a Series sell or redeem all or a portion of their Units they will be paid their proportionate share of the accrued interest of such Series to, but not including, the fifth business day after the date of a sale or to the date of tender in the case of a redemption.

         Unitholders purchasing Units will initially receive distributions in accordance with the election of the prior owner. Unitholders desiring to change their distribution option may do so by sending written notice to the Trustee, together with their certificate (if one was issued). Certificates should only be sent by registered or certified mail to minimize the possibility of loss. If written notice and any certificate are received by the Trustee not later than January 1 or July 1 of a year, the change will become effective on January 2 for distributions commencing with February 15 or August 15, respectively, of that year. If notice is not received by the Trustee, the Unitholder will be deemed to have elected to continue with the same option for the subsequent twelve months.

         PRINCIPAL DISTRIBUTIONS. In addition, the Trustee will distribute on each Distribution Date or shortly thereafter, to each Unitholder of record on the preceding Record Date, an amount substantially equal to such holders' pro rata share of the cash balance, if any, in the Principal Account of such Series computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account of such Series is less than $1.00 per Unit.

         STATEMENT TO UNITHOLDERS. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of interest and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

         The accounts of each Series of the Trust are required to be audited, at the Series' expense, annually by independent auditors designated by the Sponsor, unless the Trustee determines that such an audit would not be in the best interest of the Unitholders of such Series of the Trust. The accountants' report will be furnished by the Trustee to any Unitholder of such Series of the Trust upon written request.

         Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder of a Series of the Trust a statement covering the calendar year, setting forth:

         A.       As to the Interest Account:

                  1. The amount of interest received on the Bonds in such Series including amounts received as a portion of the proceeds of any disposition of the Bonds;

                  2. The amount paid from the Interest Account of such Series representing accrued interest of any Units redeemed;

                  3. The deductions from the Interest Account of such Series for applicable taxes, if any, fees and expenses (including auditing fees) of the Trustee, the Evaluator, the Sponsor and bond counsel, if any;

                  4. Any amounts credited by the Trustee to a Reserve Account for such Series described under "Expenses of the Trust"; and

                  5. The net amount remaining after such payments and deductions, expressed both as a total dollar amount and a dollar amount per Unit outstanding on the last business day of such calendar year.

         B.       As to the Principal Account:

                  1. The dates of the maturity, liquidation or redemption of any of the Bonds in such Series and the net proceeds received therefrom excluding any portion credited to the Interest Account;

                  2. The amount paid from the Principal Account of such Series representing the principal of any Units redeemed;

                  3. The deductions from the Principal Account of such Series for payment of applicable taxes, if any, fees and expenses (including auditing expenses) of the Trustee, the Evaluator, the Sponsor and of bond counsel, if any;

                  4. Any amounts credited by the Trustee to a Reserve Account for such Series described under "Expenses of the Trust"; and

                  5. The net amount remaining after distributions of principal and deductions, expressed both as a dollar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year.

         C.       The following information:

                  1. A list of the Bonds in such Series as of the last business day of such calendar year;

                  2. The number of Units of such Series outstanding on the last business day of such calendar year;

                  3. The Redemption Price of such Series based on the last Trust Evaluation made during such calendar year;

                  4. The amount actually distributed during such calendar year from the Interest and Principal Accounts of such Series separately stated, expressed both as total dollar amounts and as dollar amounts per Unit of such Series outstanding on the Record Date for each such distribution.

         RIGHTS OF UNITHOLDERS. A Unitholder may at any time tender Units to the Trustee for redemption. No Unitholder of a Series shall have the right to control the operation and management of such Series or of the Trust in any manner, except to vote with respect to amendment of the Trust Agreement or termination of such Series of the Trust. The death or incapacity of any Unitholder will not operate to terminate the Series or the Trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of such Series or the Trust.

INVESTMENT SUPERVISION

         The Sponsor may not alter the portfolio of the Trust by the purchase, sale or substitution of Bonds, except in the special circumstances noted below. Thus, with the exception of the redemption or maturity of Bonds in accordance with their terms, and/or the sale of Bonds to meet redemption requests, the assets of the Trust will remain unchanged under normal circumstances.

         The Sponsor may direct the Trustee to dispose of Bonds the value of which has been affected by certain adverse events, including institution of certain legal proceedings, a decline in their price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor the retention of such Bonds in a Series of the Trust would be detrimental to the interest of the Unitholders of such Series. The proceeds from any such sales, exclusive of any portion which represents accrued interest, will be credited to the Principal Account for distribution to the Unitholders.

         The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of the Bonds to issue new obligations in exchange or substitution for any of such Bonds pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such Bonds or (2) in the written opinion of the Sponsor the issuer will probably default with respect to such Bonds in the reasonably foreseeable future. Any obligation so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unitholder, identifying the Bonds eliminated and the Bonds substituted therefor.

         The Trustee may sell Bonds designated by the Sponsor from a Series of the Trust for the purpose of redeeming Units of such Series tendered for redemption and the payment of expenses.

SPONSOR

         THE SPONSOR. Claymore Securities, Inc., the Sponsor, is an investment banking firm created in 1995 and is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Claymore Securities, Inc. is also the sponsor and successor sponsor of Series of Ranson Unit Investment Trusts and The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. On October 29, 2001, Ranson & Associates, Inc. was acquired by Claymore Group LLC. The sale to Claymore Group LLC was financed by a loan from The Bank of New York, the Trustee. In November 2001, the Sponsor changed its name from Ranson & Associates, Inc. to Claymore Securities, Inc. Claymore Securities, Inc. has been active in public and corporate finance and has sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Claymore Securities, Inc., which is a member of the National Association of Securities Dealers, Inc., is the Sponsor to each of the above-named unit investment trusts and serves as the financial adviser and as an underwriter for Kansas municipalities. The Sponsor's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241 and at 210 North Hale Street, Wheaton, Illinois 60187.

         If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the SEC, or (b) terminate the Trust Agreement and liquidate any trust as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

         The foregoing information with regard to the Sponsor relates to the Sponsor only and not to the Trust. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trust. More comprehensive financial information can be obtained upon request from the Sponsor.

         LIMITATIONS ON LIABILITY. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith or for errors in judgment; nor will they be responsible in any way for depreciation or loss incurred by reason of the sale of any Bonds, except in cases of their willful misconduct, bad faith, gross negligence or reckless disregard for their obligations and duties.

         RESPONSIBILITY. The Trustee shall sell, for the purpose of redeeming Units tendered by any Unitholder and for the payment of expenses for which funds are not available, such of the Bonds in a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary.

         It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new obligations in exchange and substitution for any Securities pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Securities or in the judgment of the Sponsor the issuer will probably default in respect to such Securities in the foreseeable future.

         Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Securities originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Securities, the Trustee is required to give notice thereof to each Unitholder, identifying the obligations eliminated and the Securities substituted therefor. Except as stated in the Trust Agreement or in this and the preceding paragraph and in the discussion under "Risk Factors-Failure of a Contract to Purchase Bonds and Substitution of Bonds" regarding the substitution of Replacement Bonds for Failed Bonds, the acquisition by the Trust of any securities other than the Securities initially deposited is prohibited.

         The Sponsor may direct the Trustee to dispose of Bonds in certain limited circumstances, including upon default in the payment of principal or interest, institution of certain legal proceedings or the existence of certain other impediments to the payment of Bonds, default under other documents which may adversely affect debt service, default in the payment of principal or interest on other obligations of the same issuer, decline in projected income pledged for debt service on revenue Bonds, or decline in price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor the retention of such Bonds in the Trust would be detrimental to the interest of the Unitholders. The proceeds from any such sales will be credited to the Principal Account for distribution to the Unitholders.

         RESIGNATION. If the Sponsor resigns or becomes unable to perform its duties under the Trust Agreement, and no express provision is made for action by the Trustee in such event, the Trustee may appoint a successor sponsor, terminate the Trust Agreement and liquidate the Trusts or continue to act as Trustee.

TRUSTEE

         THE TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, 20th Fl., New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

         The Trustee, whose duties are ministerial in nature, has not selected the portfolio of the Trust. However, the Bonds included in the portfolio on the Initial Date of Deposit may be purchased by the Sponsor from BNY Capital Markets, Inc. ("BNY"), which is a wholly-owned subsidiary of Bank of New York Company, Inc. ("BONY Company"). The Trustee is also a wholly-owned subsidiary of BONY Company. Subsequent to the Initial Date of Deposit, the Trustee may purchase Bonds from BNY in order to create additional Units.

         In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its or available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the securities held in each Trust. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of securities comprising the Trust.

         LIMITATIONS ON LIABILITY. The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any monies, Securities or certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except, generally, in cases of its willful misconduct, lack of good faith or gross negligence. In addition, the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. See "Trust Portfolio."

         RESPONSIBILITY. For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Unitholders," "Sponsor-Responsibility" and "Sponsor-Resignation."

         RESIGNATION. Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of a Trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

         The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee, with or without cause, and appoint a successor trustee as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The Trustee must be a corporation organized under the laws of the United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

EVALUATOR

         THE EVALUATOR. Claymore Securities, Inc. will serve as the evaluator of the Bonds in the Trust (the "Evaluator"), and as such will appraise the Bonds or cause the Bonds to be appraised.

         LIMITATIONS ON LIABILITY. The Trustee and the Sponsor may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or Unitholders for errors in judgment. However, this provision shall not protect the Evaluator in cases of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         RESPONSIBILITY. The Trust Agreement requires the Evaluator to evaluate the Securities on the basis of their bid prices on each business day after the initial offering period, when any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Securities on the basis of their offering prices, see "Public Offering-Offering Price."

         RESIGNATION. The Evaluator may resign or may be removed by the Sponsor and the Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

AMENDMENT AND TERMINATION.

         The Trust Agreements may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreements may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the written consent of the holders of Units representing 66-2/3% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in a Series of the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. In no event shall the Trust Agreements be amended to increase the number of Units issuable thereunder or to permit, except in accordance with the provisions of the Trust Agreements, the acquisition of any Bonds in addition to or in substitution for those in the Trust. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

         The Trust Agreements provide that a Series of the Trust shall terminate upon the maturity, redemption or other disposition, of the last of the Bonds held in such Series, but in no event later than the Mandatory Termination Date set forth under "Essential Information" in Part Two for each Trust. If the value of a Series of the Trust shall be less than the applicable minimum Trust value stated under "Essential Information" in Part Two (40% of the aggregate principal amount of Bonds deposited in the Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Series of the Trust. A Series of the Trust may be terminated at any time by the holders of Units representing 66-2/3% of the Units of such Series then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Unitholders of such Series. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in such Series of the Trust and, after paying all expenses and charges incurred by such Series of the Trust, will distribute to Unitholders of such Series (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Interest and Principal Accounts of such Series.

EXPENSES OF THE TRUST

         The Sponsor will not charge any Series of the Trust fees for services performed as Sponsor, except the Sponsor shall receive an annual surveillance fee for services performed for such Trust Funds in an amount not to exceed the amount shown under "Essential Information" in Part Two for performing portfolio surveillance services for each Trust. Such fee (which is based on the largest number of Units outstanding during each year) may exceed the actual costs of providing such surveillance services for a Trust, but at no time will the total amount received for portfolio surveillance services rendered to such Series in any calendar year exceed the aggregate cost to the Sponsor for providing such services. The foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category.

         The Trustee receives for its services the fee set forth under "Essential Information" appearing in Part Two. The Trustee fee which is calculated monthly is based on the largest aggregate principal amount of Bonds in each Trust Fund at any time during the period. Funds that are available for future distributions, redemptions and payment of expenses are held in accounts which are non-interest bearing to Unitholders and are available for use by the Trustee pursuant to normal banking procedures; however, the Trustee is also authorized by the Trust Agreements to make from time to time certain non-interest bearing advances to the Trust Funds. The Trustee's fee is payable on or before each Distribution Date. See "Unitholders-Distributions to Unitholders."

         For evaluation of Bonds in a Series of the Trust, the Evaluator receives a fee payable monthly, calculated on an annual rate as set forth under "Essential Information" in Part Two, based upon the largest aggregate principal amount of Bonds in such Series of the Trust at any time during such monthly period.

         The Trustee's fees, the Evaluator's fees and the surveillance fees are deducted from the Interest Account of each Series to the extent funds are available and then from the Principal Account of such Series. Such fees may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index entitled "All Services Less Rent of Shelter", published by the United States Department of Labor, or any equivalent index substituted therefor.

         The following additional charges are or may be incurred by a Series of the Trust: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by any agent for custody and safeguarding of Bonds) and of bond counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Trust or such Series, or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of such Series of the Trust not resulting from gross negligence, bad faith or willful misconduct on its part; (f) indemnification of the Sponsor for any loss, liability or expense incurred in acting as Sponsor of such Series of the Trust without gross negligence, bad faith or willful misconduct; and (g) expenditures incurred in contacting Unitholders upon termination of the Series. The fees and expenses set forth herein are payable out of such Series of the Trust and, when owed to the Trustee, are secured by a lien on the assets of the Series of the Trust. To the extent lawful, the Trust shall bear the expenses associated with updating the Trust's registration statement and maintaining registration or qualification of the Units and/or a Trust under federal or state securities laws subsequent to initial registration. Such expenses shall include legal fees, accounting fees, typesetting fees, electronic filing expenses and regulatory filing fees. The expenses associated with updating registration statements have been historically paid by a unit investment trust's sponsor. In addition, the Trustee is empowered to sell securities in order to make funds available to pay all expenses.

         Fees and expenses of a Series of the Trust shall be deducted from the Interest Account of such Series, or, to the extent funds are not available in such Account, from the Principal Account of such Series. The Trustee may withdraw from the Principal Account or the Interest Account of such Series such amounts, if any, as it deems necessary to establish a reserve for any taxes or other governmental charges or other extraordinary expenses payable out of that Series of the Trust. Amounts so withdrawn shall be credited to a separate account maintained for such Series known as the Reserve Account and shall not be considered a part of such Series when determining the value of the Units of such Series until such time as the Trustee shall return all or any part of such amounts to the appropriate account.

LEGAL OPINIONS

         The legality of the Units offered hereby and certain matters relating to Federal tax law were passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

INDEPENDENT AUDITORS

         The statement of net assets, including the schedule of investments, appearing in Part Two of this Prospectus, with information pertaining to the specific Trust to which such statement relates, has been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing in Part Two of this Prospectus, and is included herein in reliance upon the authority of said firm as experts in accounting and auditing.

                              Kemper Defined Funds
                             Insured Corporate Series 3






                                    Part Two
                            Dated September 5, 2002

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                              Kemper Defined Funds
                           Insured Corporate Series 3
                              Essential Information

                             As of December 31, 2001

                Sponsor and Evaluator: Claymore Securities, Inc.
                        Trustee: The Bank of New York Co.

General Information
Principal Amount of Securities                                    $18,220,000
Number of Units                                                     1,825,321
Fractional Undivided Interest in the Trust per Unit               1/1,825,321
Principal Amount of Securities per Unit                                $9.982
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                      $18,709,817
  Aggregate Value of Securities per Unit                              $10.250
  Principal Cash per Unit (1)                                         $(.019)
  Accrued Interest per Unit through settlement date of
    January 4, 2002                                                     $.066
  Total Price including Accrued Interest per Unit                     $10.297
  Sales Charge of 3.50% of Public Offering Price (3.627%
    of net amount invested) per Unit                                    $.373
  Public Offering Price per Unit                                      $10.670
Redemption Price per Unit                                             $10.297
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                     $.6190
  Less:  Estimated Annual Expense                                      $.0206
  Estimated Net Annual Interest Income                                 $.5984
Daily Rate at which Estimated Annual Interest Income Accrues
  per Unit                                                           $.001662
Estimated Current Return Based on Public Offering Price (2)             5.60%
Estimated Long-Term Return (2)                                          3.44%

1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase.
These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part
One).

                              Kemper Defined Funds
                           Insured Corporate Series 3
                        Essential Information (continued)

                             As of December 31, 2001

                Sponsor and Evaluator: Claymore Securities, Inc.
                        Trustee: The Bank of New York Co.

Record and Distribution Date           Record Date is the first of each month
                                       and distributions to Unitholders on
                                       such record dates will be made on the
                                       15th day of the month.

Distribution Dates                     No distribution (other than capital
                                       gains distributions) need be made from
                                       the Principal Account if the balance
                                       therein, excluding capital gains, is
                                       less than $1.00 per 100 Units.

Trustee's Annual Fee (including        $1.03 per 100 Units (includes $.88 of
estimated expenses)                    Trustee's annual fee per $1,000
                                       principal amount of underlying
                                       Securities and $.15 of
                                       out-of-pocket expenses per 100 Units).

Evaluator's Annual Fee                 $.30 per $1,000 principal amount of
                                       underlying Securities.

Surveillance Fee                       $.25 per $1,000 principal amount of
                                       underlying Securities.

Date of Trust Agreement and            March 2, 1994
Initial Deposit

Mandatory Termination Date             December 31, 2027

Weighted Average Stated Maturity       2.57 years
of Bonds

Discretionary Liquidation Amount       The Trust may be terminated if the value
                                       thereof is less than $18,500,000 (40% of
                                       the par value of the Securities
                                        deposited in the Trust).

Report of Independent Auditors

Unitholders
Kemper Defined Funds
Insured Corporate Series 3

We have audited the accompanying statement of assets and liabilities of Kemper Defined Funds Insured Corporate Series 3, including the schedule of investments, as of December 31, 2001, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kemper Defined Funds Insured Corporate Series 3 at December 31, 2001, and the results of its operations and changes in its net assets for the periods indicated above in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP
Kansas City, Missouri
April 16, 2002

                              Kemper Defined Funds
                           Insured Corporate Series 3
                       Statement of Assets and Liabilities

                                December 31, 2001

Assets
Securities, at value (cost $17,723,668)                           $18,709,817
Interest receivable                                                   361,214
Receivable from securities sold                                        30,326
                                                                         ----
Total assets                                                       19,101,357
Liabilities and net assets
Cash overdraft                                                         222,963
Accrued liabilities                                                      5,591
                                                                          ----
                                                                       228,554
Net assets, applicable to 1,825,321 Units outstanding:
  Cost of Trust assets, exclusive of interest           $17,723,668
  Unrealized appreciation                                   986,149
  Distributable funds                                       162,986
                                                               ----       ----
Net assets                                                         $18,872,803
                                                                     =========

See accompanying notes to financial statements.

                              Kemper Defined Funds
                           Insured Corporate Series 3
                            Statements of Operations

                                                    Year ended December 31
                                              2001        2000        1999
                                              ----        ----        ----
Investment income - interest                $1,353,25   1,376,214  $1,633,174
Expenses:
  Trustee's fees and related expenses          27,533      26,499      35,069
  Evaluator's and portfolio surveillance
    fees                                       10,622      12,084      14,389
                                                 ----        ----        ----
Total expenses                                 38,155      38,583      49,458
                                                 ----        ----        ----
Net investment income                       1,315,096   1,337,631   1,583,716
Realized and unrealized gain (loss)
  on investments:
  Realized gain on investments                104,442     177,962     322,613
  Unrealized appreciation (depreciation)
    on investments during the year            909,637    (28,828) (2,133,309)
                                                 ----        ----        ----
Net gain (loss) on investments              1,014,079     149,134 (1,810,696)
                                                 ----        ----        ----
Net increase (decrease) in net assets
  resulting from operations                $2,329,175  $1,486,765  $(226,980)
                                            =========   =========   =========

See accompanying notes to financial statements.

                              Kemper Defined Funds
                           Insured Corporate Series 3
                       Statements of Changes in Net Assets

                                                Year ended December 31
                                            2001         2000        1999
                                            ----         ----        ----
Operations:
  Net investment income                   $1,315,096    $1,337,631  $1,583,716
  Realized gain on investments               104,442       177,962     322,613
  Unrealized appreciation
    (depreciation) on investments
    during the year                          909,637      (28,828) (2,133,309)
                                                ----         ----        ----
Net increase (decrease) in net assets
  resulting from operations                2,329,175     1,486,765   (226,980)
Distributions to Unitholders:
  Net investment income                  (1,152,766)   (1,330,514) (1,585,466)
  Principal distribution                           -             -    (50,220)
                                                ----          ----        ----
Total distributions to Unitholders       (1,152,766)   (1,330,514) (1,635,686)
Capital transactions:
  Redemption of 551,089 Units                       -            - (4,131,157)
  Redemption of 350,398 Units                       -  (3,348,375)           -
  Redemption of 191,009 Units             (1,928,432)            -           -
                                                 ----         ----        ----
Total decrease in net assets                (752,023)  (3,192,124) (5,993,823)
Net assets:
  At the beginning of the year             19,624,826   22,816,950  28,810,773
                                                 ----         ----        ----
  At the end of the year (including
    distributable funds applicable
    to Trust Units of $162,986,
    $151,239 and $5,085 at December
    31, 2001, 2000 and 1999,
    respectively)                         $18,872,803  $19,624,826 $22,816,950
                                            =========    =========   =========
Trust Units outstanding at the end of
  the year                                  1,825,321    2,016,330   2,366,728
                                            =========    =========   =========
Net asset value per Unit at the end of
  the year                                     $10.34        $9.73       $9.64
                                            =========    =========   =========

See accompanying notes to financial statements.

                              Kemper Defined Funds
                           Insured Corporate Series 3
                             Schedule of Investments
                                December 31, 2001

                                               Coupon      Maturity      Redemption                      Principal
Name of Issuer(4)                              Rate            Date      Provisions(2)      Rating(1)       Amount     Value(3)
---------------------                          ---             ---       -----               ---             ----           ---
Niagara Mohawk Power Corporation               6.625%    7/01/2005       Non-Callable        AAA       $3,570,000     $3,733,527
Pacific Gas & Electric Company                 6.250     8/01/2003       Non-Callable        AAA        3,425,000      3,513,865
Pennsylvania Power & Light Company             6.550     3/01/2006       Non-Callable        AAA        3,605,000      3,719,798
Public Service Electric & Gas Company          6.125     8/01/2002       Non-Callable        AAA        3,490,000      3,540,867
Texas Utilities Electric Company               6.250    10/01/2004       Non-Callable        AAA        3,670,000      3,812,106
U.S. Treasury Note (5)                         0.000     2/15/2006       Non-Callable        AAA          370,000        310,984
U.S. Treasury Note (5)                         0.000     5/15/2005       Non-Callable        AAA           90,000         78,670
                                                                                                             ----           ----
                                                                                                      $18,220,000    $18,709,817
                                                                                                        =========      =========

See accompanying notes to Schedule of Investments.

                         Kemper Defined Funds
                      Insured Corporate Series 3
                   Notes to Schedule of Investments

1. All ratings are by Standard & Poor's Corporation, unless marked with the symbol "*", in which case the rating is by Moody's Investors Service, Inc. The symbol "NR" indicates Bonds for which no rating is available.

2. There is shown under this heading the year in which each issue of Bonds is initially redeemable and the redemption price for that year or, if currently redeemable, the redemption price currently in effect; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par value. The prices at which the Bonds may be redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the Bonds in the Trust. In addition, certain Bonds in the Trust may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

4. All Corporate Bonds are insured either by the issuer of the Bonds or by the sponsor under a policy obtained from Municipal Bond Investors Assurance Corporation. The insurance policy has been paid in advance by such issuer or the sponsor and each such policy is non-cancelable and will remain in force so long as the Bonds are outstanding. Therefore, the Corporate Bonds are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.

5. These Notes have been purchased at a discount from the par value because there is no stated interest income thereon. Such Notes are normally described as "zero coupon" Notes. Over the lives of the Notes the value increases, so that upon maturity, the holders of the Notes will receive 100% of the principal amount thereof.

See accompanying notes to financial statements.

                     Kemper Defined Funds
                   Insured Corporate Series 3
                  Notes to Financial Statements

1.  Significant Accounting Policies

Trust Sponsor and Evaluator

On October 29, 2001, Ranson & Associates, Inc., the Trust's sponsor and evaluator, was acquired by Claymore Group LLC, and has changed its name to Claymore Securities, Inc.

Valuation of Securities

Securities and the zero coupon obligations are stated at bid prices as determined by Claymore Securities, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal,
(d) insurance, or (e) any combination of the above.  (See Note 5 - Insurance.)

Cost of Securities

Cost of the Trust's Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, net of amortization of premiums and accretion of discounts for debt sesurities. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of original issue discount for zero coupon obligations, amortization of premiums, accretion of discounts and interest accrued as earned on the fixed rate obligations (See Note 2 - Change in Accounting Principle).

2.  Change in Accounting Principle

As required, effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums or accreting discounts on debt securities. Prior to January 1, 2001, the Trust did not amortize premiums or accrete discounts on debt securities (except for accretion of discount on zero coupon obligations). The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in $1,082,040 increase in cost of securities and a corresponding $1,082,040 reduction in net unrealized appreciation for the Trust, respectively, based on the securities held on January 1, 2001.

The effect of this change for the year ended December 31, 2001 was to increase net investment income by $155,648, decrease net unrealized appreciation by $59,083 and decrease net realized gain by $96,565 for the Trust. The Statements of Operations and Statements of Changes in Net Assets for prior periods have not been restated to reflect this change in presentation.

3.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 2001:

   Gross unrealized appreciation                                     $986,149
   Gross unrealized depreciation                                            -
                                                                        -----
   Net unrealized appreciation                                       $986,149
                                                                    =========

                              Kemper Defined Funds
                           Insured Corporate Series 3
                  Notes to Financial Statements (continued)

4.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

5.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase, plus or minus a pro rata share of cash or overdraft in the Principal Account, and daily accrued interest, plus a sales charge of 4.50% of the Public Offering Price (equivalent to 4.712% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account, and daily accrued interest on the date of an investor's purchase, plus a sales charge of 3.50% of the Public Offering Price (equivalent to 3.627% of the net amount invested).

Insurance

Insurance guaranteeing the payment of all principal and interest on the Corporate Bonds in the portfolio has been obtained from an independent company by the issuer of the Bonds involved or by the Trust's sponsor. Insurance obtained by the Trust's sponsor or a Bond issuer is effective as long as such Bonds are outstanding. As a result of such insurance, the Units of the Trust have received a rating of "AAA" by Standard & Poor's Corporation. No representation is made as to any insurer's ability to meet its commitments.

Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis are $.59, $.59 and $.59 for the years ended December 31, 2001, 2000 and 1999, respectively. In addition, distribution of principal related to the sale or call of securities is $.02 per Unit for the year ended December 31, 1999.

                              Kemper Defined Funds
                           Insured Corporate Series 3
                 Notes to Financial Statements (continued)

6.   Financial Highlights

                                                           Year ended
                                                     December 31, 2002 (a)
Per Unit Operating Performance:
    Net asset value, beginning of period                                $9.73
                                                                        -----
    Income from investment operations:
    Net investment income                                                0.69
    Net realized and unrealized gain
       on investment transactions                                        0.51
                                                                        -----
    Total from investment operations                                     1.20
    Distributions to Unitholders:
    Net investment income                                              (0.59)
                                                                        -----
    Total distributions                                                (0.59)
                                                                        -----
    Net asset value, end of period                                     $10.34
                                                                       ======
Total Return (b):                                                      13.09%
Ratio of items below to Average Net Assets:
    Expenses                                                            0.20%
    Net investment income                                               6.75%

(a) As required, effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums or accreting discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per unit by $0.08, decrease net realized and unrealized gains and losses per unit by $0.08, and increase the ratio of net investment income to average net assets from 5.95% to 6.75%.

(b)  Total return is based on average redemption prices per unit.

                         Consent of Independent Auditors

We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 2002, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Kemper Defined Funds Insured Corporate Series 3 dated September 5, 2002.

                                                               Ernst & Young LLP

Kansas City, Missouri
September 5, 2002

                              Kemper Defined Funds
                             Insured Corporate Series 4






                                    Part Two
                              Dated September 5, 2002


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                              Kemper Defined Funds
                           Insured Corporate Series 4
                              Essential Information

                             As of December 31, 2001

                Sponsor and Evaluator: Claymore Securities, Inc.

                        Trustee: The Bank of New York Co.

General Information
Principal Amount of Securities                                    $25,058,000
Number of Units                                                     3,147,839
Fractional Undivided Interest in the Trust per Unit               1/3,147,839
Principal Amount of Securities per Unit                                $7.960
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                      $24,492,323
  Aggregate Value of Securities per Unit                               $7.781
  Principal Cash per Unit (1)                                         $(.006)
  Accrued Interest per Unit through settlement date of
    January 4, 2002                                                     $.061
  Total Price including Accrued Interest per Unit                      $7.836
   Sales Charge of 5.50% of Public Offering Price (5.820% of
     net amount invested) per Unit                                      $.456
  Public Offering Price per Unit                                       $8.292
Redemption Price per Unit                                              $7.836
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                     $.5582
  Less:  Estimated Annual Expense                                      $.0119
  Estimated Net Annual Interest Income                                 $.5463
Daily Rate at which Estimated Annual Interest Income Accrues
  per Unit                                                           $.001518
Estimated Current Return Based on Public Offering Price (2)             6.59%
Estimated Long-Term Return (2)                                          6.63%

1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase.

These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part
One).

                              Kemper Defined Funds
                           Insured Corporate Series 4
                        Essential Information (continued)

                             As of December 31, 2001

                Sponsor and Evaluator: Claymore Securities, Inc.

                        Trustee: The Bank of New York Co.

Record and Distribution Date            Record Date is the first of each month
                                        and distributions to Unitholders on
                                        such record dates will be made on the
                                        15th day of the month.

Distribution Dates                      No distribution (other than capital
                                        gains distributions) need be made from
                                        the Principal Account if the balance
                                        therein, excluding capital gains, is
                                        less than $1.00 per 100 Units.

Trustee's Annual Fee (including         $1.02 per 100 Units (includes $.87 of
estimated expenses)                     Trustee's annual fee per $1,000
                                        principal amount of underlying
                                        Securities and $.15 of out-of-pocket
                                        expenses per 100 Units).

Evaluator's Annual Fee                  $.30 per $1,000 principal amount of
                                        underlying Securities.

Surveillance Fee                        $.25 per $1,000 principal amount of
                                        underlying Securities.

Date of Trust Agreement and             March 2, 1994
Initial Deposit

Mandatory Termination Date              December 31, 2027

Weighted Average Stated                 22.66 years
Maturity of Bonds

Discretionary Liquidation Amount        The Trust may be terminated if the
                                        value thereof is less than $14,500,000
                                        (40% of the par value of the
                                        Securities deposited in the Trust).

                  Report of Independent Auditors

Unitholders
Kemper Defined Funds
Insured Corporate Series 4

We have audited the accompanying statement of assets and liabilities of Kemper Defined Funds Insured Corporate Series 4, including the schedule of investments, as of December 31, 2001, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kemper Defined Funds Insured Corporate Series 4 at December 31, 2001, and the results of its operations and changes in its net assets for the periods indicated above in conformity with accounting principles generally accepted in the United States.


                                                               Ernst & Young LLP

Kansas City, Missouri
April 16, 2002

                              Kemper Defined Funds
                           Insured Corporate Series 4
                       Statement of Assets and Liabilities

                                December 31, 2001

Assets
Securities, at value (cost $22,592,606)                            $24,492,323
Interest receivable                                                    512,842
                                                                          ----
Total assets                                                        25,005,165
Liabilities and net assets
Cash overdraft                                                         180,586
Accrued liabilities                                                      5,645
                                                                          ----
                                                                       186,231
Net assets, applicable to 3,147,839 Units outstanding:
  Cost of Trust assets, exclusive of interest          $22,592,606
  Unrealized appreciation                                1,899,717
  Distributable funds                                      326,611
                                                              ----        ----
Net assets                                                         $24,818,934
                                                                     =========

See accompanying notes to financial statements.

                              Kemper Defined Funds
                           Insured Corporate Series 4
                            Statements of Operations

                                                 Year ended December 31
                                           2001         2000          1999
                                           ----         ----          ----
Investment income - interest             $1,842,047   $1,804,324    $2,031,258
Expenses:
  Trustee's fees and related expenses        33,079       29,997        38,390
  Evaluator's and portfolio surveillance
    fees                                     13,786       14,057        15,849
                                               ----         ----          ----
                                             46,865       44,054        54,239
                                               ----         ----          ----
Net investment income                     1,795,182    1,760,270     1,977,019
Realized and unrealized gain (loss)
  on investments:
  Realized gain on investments               6,378         7,514     1,019,869
  Unrealized appreciation
   (depreciation) on investments during
   the year                              1,732,003       756,578   (4,205,681)
                                              ----          ----          ----
Net gain (loss) on investments           1,738,381       764,092   (3,185,812)
                                              ----          ----          ----
Net increase (decrease) in net assets
  resulting from operations             $3,533,563     $2,524,362 $(1,208,793)
                                         =========       =========   =========

See accompanying notes to financial statements.

                              Kemper Defined Funds
                             Insured Corporate Series 4
                       Statements of Changes in Net Assets

                                                Year ended December 31
                                            2001         2000         1999
                                            ----         ----         ----
Operations:
  Net investment income                   $1,795,182   $1,760,270   $1,977,019
  Realized gain on investments                 6,378        7,514    1,019,869
  Unrealized appreciation (depreciation)
    on investments during the year         1,732,003      756,578  (4,205,681)
                                                ----         ----         ----
Net increase (decrease) in net assets
  resulting from operations                3,533,563    2,524,362  (1,208,793)
Distributions to Unitholders:
  Net investment income                  (1,716,707)  (1,752,649)  (2,005,272)
  Principal from investment transactions           -            -  (7,088,325)
                                                ----         ----         ----
Total distributions to Unitholders       (1,716,707)  (1,752,649)  (9,093,597)
Capital transactions:
  Redemption of 35,687 Units                       -            -    (254,030)
  Redemption of 154,466 Units                      -  (1,083,886)            -
                                                ----         ----         ----
Total increase (decrease) in net assets    1,816,856    (312,173) (10,556,420)
Net assets:
  At the beginning of the year            23,002,078   23,314,251   33,870,671
                                                ----         ----         ----
  At the end of the year (including
    distributable funds applicable
    to Trust Units of $326,611,
    $235,508 and $327,721 at December
    31, 2001, 2000 and 1999,
    respectively)                        $24,818,934  $23,002,078  $23,314,251
                                           =========    =========    =========
Trust Units outstanding at the end
  of the year                              3,147,839    3,147,839    3,302,305
                                           =========    =========    =========
Net asset value per Unit at the end
  of the year                                  $7.88        $7.31        $7.06
                                           =========    =========    =========

See accompanying notes to financial statements.

                              Kemper Defined Funds
                           Insured Corporate Series 4
                             Schedule of Investments
                                December 31, 2001

                                        Coupon     Maturity      Redemption                       Principal
Name of Issuer(4)                       Rate           Date      Provisions(2)      Rating(1)        Amount       Value(3)
---------------------                   ---             ---      -----              ---                ----            ---
New York Telephone Company              7.250%     2/15/2024     2004 @ 103.06      AAA           $3,475,000     $3,452,854
Pacific Gas & Electric Company          7.250      8/01/2026     2003 @ 103.63      AAA            3,755,000      3,809,293
Public Service Electric & Gas Company   7.000      9/01/2024     2003 @ 102.74      AAA            3,125,000      3,118,119
U.S. Treasury Strip Securities (5)      0.000      11/15/2021    Non-Callable       AAA            1,188,000        362,731
Virginia Electric and Power Company     7.000       1/01/2024    2004 @ 102.82      AAA            3,915,000      3,887,192
Niagara Mohawk Power Corporation        7.875       4/01/2024    2003 @ 103.00      AAA            6,430,000      6,636,152
Texas Utilities Electric Company        7.375      10/01/2025    2003 @ 103.35      AAA            3,170,000      3,225,982
                                                                                                        ----           ----
                                                                                                 $25,058,000    $24,492,323
                                                                                                   =========      =========

See accompanying notes to Schedule of Investments.

                              Kemper Defined Funds
                           Insured Corporate Series 4

Notes to Schedule of Investments

1. All ratings are by Standard & Poor's Corporation, unless marked with the symbol "*", in which case the rating is by Moody's Investors Service, Inc. The symbol "NR" indicates Bonds for which no rating is available.

2. There is shown under this heading the year in which each issue of Bonds is initially redeemable and the redemption price for that year or, if currently redeemable, the redemption price currently in effect; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par value. The prices at which the Bonds may be redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the Bonds in the Trust. In addition, certain Bonds in the Trust may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

4. All Corporate Bonds are insured either by the issuer of the Bonds or by the sponsor under a policy obtained from Municipal Bond Investors Assurance Corporation. The insurance policy has been paid in advance by such issuer or the sponsor and each such policy is non-cancelable and will remain in force so long as the Bonds are outstanding. Therefore, the Corporate Bonds are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service , Inc.

5. This Security has been purchased at a discount from the par value because there is no stated interest income thereon. Such Security is normally described as a "zero coupon" Security. Over the life of the Security the value increases, so that upon maturity, the holders of the Security will receive 100% of the principal amount thereof.

See accompanying notes to financial statements.

                              Kemper Defined Funds
                           Insured Corporate Series 4
                          Notes to Financial Statements

1.  Significant Accounting Policies

Trust Sponsor and Evaluator

On October 29, 2001, Ranson & Associates, Inc., the Trust's sponsor and evaluator, was acquired by Claymore Group LLC, and has changed its name to Claymore Securities, Inc.

Valuation of Securities

Securities are stated at bid prices as determined by Claymore Securities, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, (d) insurance or (e) any combination of the above. (See Note 5 - Insurance.)

Cost of Securities

Cost of the Trust's Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, net of amortization of premiums and accretion of discounts for debt securities. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of original issue discount for zero coupon obligations, amortization of premiums, accretion of discounts and interest accrued as earned on the fixed rate obligations (See Note 2 - Change in Accounting Principle).

2.  Change in Accounting Principle

As required, effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums or accreting discounts on debt securities. Prior to January 1, 2001, the Trust did not amortize premiums or accrete discounts on debt securities (except for accretion of discount on zero coupon obligations). The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in $443,021 increase in the cost of securities and a corresponding $443,021 reduction in net unrealized appreciation for the Trust, respectively, based on the securities held on January 1, 2001.

The effect of this change for the year ended December 31, 2001 was to increase net investment income by $65,331, decrease net unrealized appreciation by $63,027 and decrease net realized gain by $2,304 for the Trust. The Statements of Operations and Statements of Changes in Net Assets for prior periods have not been restated to reflect this change in presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

                              Kemper Defined Funds
                           Insured Corporate Series 4
                    Notes to Financial Statements (continued)

3.  Unrealized Appreciation and Depreciation


Following is an analysis of net unrealized appreciation at December 31, 2001:

   Gross unrealized appreciation                                   $1,899,717
   Gross unrealized depreciation                                            -
                                                                        -----
   Net unrealized appreciation                                     $1,899,717
                                                                    =========

4.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

5.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase, plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest, plus a sales charge of 4.20% of the Public Offering Price (equivalent to 4.384% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account, and daily accrued interest on the date of an investor's purchase, plus a sales charge of 5.50% of the Public Offering Price (equivalent to 5.820% of the net amount invested).

Insurance

Insurance guaranteeing the payment of all principal and interest on the Corporate Bonds in the portfolio has been obtained from an independent company by the issuer of the Bonds involved or by the Trust's sponsor. Insurance obtained by the Trust's sponsor or a Bond issuer is effective as long as such Bonds are outstanding. As a result of such insurance, the Units of the Trust have received a rating of "AAA" by Standard & Poor's Corporation. No representation is made as to any insurer's ability to meet its commitments.

Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit, on a record date basis are $.55, $.54 and $.60 for the years ended December 31, 2001, 2000 and 1999, respectively. In addition, distribution of principal related to the sale or call of securities is $2.12 per Unit for the year ended December 31, 1999.

                              Kemper Defined Funds
                           Insured Corporate Series 4
                    Notes to Financial Statements (continued)

6.  Financial Highlights

                                                              Year ended
                                                         December 31, 2001 (a)

Per Unit Operating Performance:
    Net asset value, beginning of period                           $7.31
                                                                   -----
    Income from investment operations:
    Net investment income                                           0.57
    Net realized and unrealized gain
       on investment transactions                                   0.55
                                                                   -----
    Total from investment operations                                1.12

    Distributions to Unitholders:
    Net investment income                                          (0.55)
                                                                   -----
    Total distributions                                            (0.55)
                                                                   -----
    Net asset value, end of period                                 $7.88
                                                                 =======
Total Return (b):                                                  15.99%

Ratio of items below to Average Net Assets:
    Expenses                                                        0.20%
    Net investment income                                           7.52%

(a) As required, effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums or accreting discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per unit by $0.02, decrease net realized and unrealized gains and losses per unit by $0.02, and increase the ratio of net investment income to average net assets from 7.24% to 7.52%.

(b)  Total return is based on average redemption prices per unit.

                         Consent of Independent Auditors

We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 2002, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Kemper Defined Funds Insured Corporate Series 4 dated September 5, 2002.

                                                               Ernst & Young LLP

Kansas City, Missouri
September 5, 2002

                      Contents of Post-Effective Amendment
                            To Registration Statement

         This Post-Effective amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

         Pursuant to the requirements of the Securities Act of 1933, The Registrant, Kemper Defined Funds Series 14, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wheaton, and State of Illinois, on the 12th day of September, 2002.

                                       Kemper Defined Funds Series 14
                                           Registrant

                                       By: Claymore Securities, Inc.
                                           Depositor

                                       By: /s/ Nicholas Dalmaso
                                           Executive Vice President and Director

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on September 12, 2002 by the following persons, who constitute a majority of the Board of Directors of Claymore Securities, Inc.

SIGNATURE                                          TITLE**                                DATE
                                                                                       )
Benjamin Fulton*                                   President and Director              )
                                                                                       )
                                                                                       )  /s/ NICHOLAS DALMASO
                                                                                       )       Nicholas Dalmaso
                                                                                       )      Attorney-in-Fact*
                                                                                       )
David Hooten*                                      Chairman of the Board of Directors  )  September 12, 2002

/S/ NICHOLAS DALMASO                               Executive Vice President,
---------------------
    Nicholas Dalmaso*                              Secretary, Treasurer and Director      September 12, 2002



/s/ CHARLES G. MILLINGTON
-------------------------
Charles G. Millington*                             Chief Financial Officer                September 12, 2002

*  An executed copy of each of the related powers of attorney were filed as
   Exhibit 6.0 to Registration Statement No. 333-98345 on August 22, 2002.

** The titles of the persons named herein represent their capacity in and relationship to Claymore Securities, Inc., the Depositor.